Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Valuation allowance						$ 11,295,000
State capital loss carryforward					5,100,000
Income tax expense	919,000	1,502,000	4,965,000	4,926,000	6,588,000	(5,747,000)	400,000
Estimated effective tax rate			40.40%	39.10%	40.70%	(39.90%)	6.20%
Tax deductions associated with stock option exercises	6,700,000		20,800,000
Excess stock compensation related deductions	6,000,000		19,500,000
Reduction in taxes payable			4,500,000
Tax refund receivable	3,000,000		3,000,000
Increase in additional paid-in capital			7,499,000		150,000
Additional reduction in taxes payable in future periods			400,000
Interest or penalties accrued			$ 0